Segment information (Details Narrative) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenues	S/ 1,262,251	S/ 1,219,560	S/ 1,236,664
Capital expenditures	113,649	69,732	117,801
Total financial instruments at fair value	26,883	21,206	657
Derivative financial instruments	12,268	489	69,912
Quicklime [Member]
Disclosure of major customers [line items]
Revenues	57,564	80,707	75,090
Capital expenditures
Quicklime [Member] | Two Customers [Member]
Disclosure of major customers [line items]
Revenues	S/ 40,076	S/ 65,784